BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2019
BASIS OF PRESENTATION
Schedule of impact of the adoption of IFRS 16 on the financial statements

January 1,
(DKK million)	2019
Operating lease commitments disclosed as at December 31, 2018	184
Discounted using the incremental borrowing rate of 3.7%	(42)
(Less): short-term leases recognized on a straight-line basis as expense	(3)
Add/(less): adjustments as a result of a different treatment of extension and termination options	66
Lease liability recognized at January 1, 2019	205